Post-employee benefit plans - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Other comprehensive income, before tax, gains (losses)	$ 354	$ 1,233
Post-employment benefit obligations	$ 2,672	$ 6,112
Discount rates	5.30%	5.30%	4.30%	3.20%	3.30%	3.40%	2.60%
Increase (decrease) in return on plan assets	$ 2,092	$ 4,314
Gain (loss) on plan assets, percent	720.00%	13.80%
Change in effect of asset limit	22600000000.00%	56500000000.00%